Share Capital and Additional Paid in Capital Authorized - Summary of RSU Activities (Details) - RSUs - $ / shares	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance	4,772,923	4,463,757	3,305,837	2,172,500	2,287,500	2,067,500	2,067,500	685,000
Number of RSUs, Granted	798,500	1,155,000	1,687,777	1,570,000		620,000	2,731,180	1,817,500
Number of RSUs, Issuance of common stock	(324,157)	(467,500)	(400,542)	(10,000)			(651,336)	(240,000)
Number of RSUs, Forfeited	(173,334)	(378,334)	(129,315)	(310,000)	(115,000)	(400,000)	(841,507)	(195,000)
Number of RSUs Outstanding, Ending balance	5,073,932	4,772,923	4,463,757	3,422,500	2,172,500	2,287,500	3,305,837	2,067,500
Weighted average grant date fair value per RSU Outstanding, Beginning balance	$ 1.01	$ 1.1	$ 1.14	$ 1.47	$ 1.02	$ 1.16	$ 1.16	$ 0.67
Weighted average grant date fair value per RSU, Granted	0.87	0.97	0.97	0.63		1.37	0.8	1.77
Weighted average grant date fair value per RSU, Issuance of common stock	0.87	0.91	1.04	0.69			0.88	1.51
Weighted average grant date fair value per RSU, Forfeited	0.74	1.01	0.96	0.75	1.79	1.48	1.24	0.96
Weighted average grant date fair value per RSU Outstanding, Ending balance	$ 1.02	$ 1.01	$ 1.1	$ 1.16	$ 1.47	$ 1.02	$ 1.14	$ 1.16